Equity Transactions (Tables)	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Schedule of Warrant Activity

	Shares	Weighted Average Exercise Price	Remaining Contractual Term (years)	Intrinsic Value

Outstanding balance, March 31, 2013	-	$-	-	-
Granted	4,013,336	0.55

Outstanding balance, March 31, 2014	4,013,336	0.55	2.19	139,920
(Fully vested and exercisable)